James Small Cap Fund
FUND SUMMARY - JAMES SMALL CAP FUND
Investment Objective
James Small Cap Fund (the "Fund") seeks to provide long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	James Small Cap Fund
Management Fee	1.23%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.02%
Total Annual Fund Operating Expenses	1.50%

Example:

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
James Small Cap Fund	153	474	818	1,788

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 60% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign and domestic companies that the Adviser believes are undervalued. Equity securities that the Fund will principally invest in are common stocks, preferred stocks and exchange traded funds ("ETFs") that invest primarily in equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus the amount of borrowing for investment purposes, if any) in equity securities of small capitalization companies. Shareholders of the Fund will be provided with at least 60 days' prior notice of any change in the Fund's 80% investment policy. Small capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than the stocks in the Russell 2000® Index, including ETFs that invest primarily in such securities. As of September 30, 2011, the largest market capitalization of the companies included in the Russell 2000® Index was $3.29 billion. Micro cap securities are considered small capitalization securities.

The Fund anticipates investing across a range of industry sectors. However, certain sectors may be significantly overweighted or underweighted compared to the Russell 2000® Index because the Adviser seeks the best investment opportunities regardless of sector. The sectors in which the Fund may be overweighted or underweighted will vary at different points in the economic cycle.

Principal Risks

All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank, and is not insured by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You may lose money by investing in the Fund. Below are the main risks of investing in the Fund.

Equity Market Risk: Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Management Risk: The Adviser's judgments about the attractiveness, value and potential appreciation of a particular asset class or individual security in which the Fund invests may prove to be incorrect. The Fund may experience losses regardless of the overall performance of the market.

Small Cap Company Risk: Smaller capitalization companies may experience higher failure rates than do larger capitalization companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Such companies may have limited product lines, markets or financial resources and may lack management depth. The trading volume of securities of smaller capitalization companies is normally less than that of larger capitalization companies, and therefore may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger capitalization companies. Some small capitalization stocks may be illiquid. These risks may be enhanced for micro cap securities. Many micro cap companies tend to be new and have no proven track record. Some of these companies have no assets or operations, while others have products and services that are still in development or have yet to be tested in the market. The prices of micro cap securities generally are more volatile and their markets less liquid relative to larger cap securities. Because micro cap stocks trade in low volumes, any size of trade can have a large percentage impact on the price of the stock.

Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values as well as adverse political, social and economic developments affecting a foreign country. In addition, foreign investing involves less publicly available information, and more volatile or less liquid securities markets. Investments in foreign countries could be affected by factors not present in the U.S., such as restrictions on receiving the investment proceeds from a foreign country, foreign tax laws, and potential difficulties in enforcing contractual obligations. Foreign accounting may be less transparent than U.S. accounting practices and foreign regulation may be inadequate or irregular. Owning foreign securities could cause the Fund's performance to fluctuate more than if it held only U.S. securities.

Sector Risk: Equity securities within the same group of industries may decline in price due to sector-specific market or economic developments. If the Adviser invests a significant portion of the Fund's assets in a particular sector, the Fund is subject to the risk that companies in the same sector are likely to react similarly to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market segment. This may cause the Fund's net asset value to fluctuate more than that of a fund that does not concentrate in a particular sector.

Exchange Traded Fund Risk: An ETF may trade at a discount to its net asset value. Investors in the Fund will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund's direct fees and expenses. The Fund will also incur brokerage costs when it purchases shares of ETFs. In addition, the Fund will be affected by losses of the underlying ETF and the level of risk arising from the investment practices of the underlying ETF.

Performance

The bar chart and performance table below illustrate the variability of the Fund's returns, which provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns over time compare with the returns of a broad-based securities market index. Of course, the Fund's past performance is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.jamesfunds.com or by calling 1-800-99 JAMES (1-800-995-2637).

Annual Total Returns (Years ended December 31):

Best Quarter	2nd Quarter 2003	25.01%
Worst Quarter	4th Quarter 2008	-20.84%
The Fund's year-to-date return as of September 30, 2011 was -5.60%.
Average Annual Total Returns (as of December 31, 2010)
Average Annual Total Returns -	One Year	Five Years	Ten Years
James Small Cap Fund	27.24%	0.73%	8.32%
James Small Cap Fund Return after Taxes on Distributions	27.22%	0.65%	8.14%
James Small Cap Fund Return after Taxes on Distributions and Sale of Fund Shares	17.75%	0.61%	7.36%
James Small Cap Fund Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	26.85%	4.47%	6.33%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA"). When the "Return After Taxes on Distributions and Sale of Fund Shares" is higher than "Return Before Taxes", it is because of realized losses. If a capital loss occurs upon the redemption of a Fund's shares, the capital loss is recorded as a tax benefit, which increases the return and translates into an assumed tax deduction that benefits the shareholder.